SUMMARY OF CHANGES IN FAIR VALUE OF LONG-TERM INVESTMENT IN EQUITY SECURITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at January 1, 2023 and 2022	$ 22,640,519
Contribution at cost basis		5,689,042
Gain on derecognition of non-financial asset		16,951,477
Change in fair value	12,706
Balance at December 31, 2023 and 2022	$ 22,653,225	$ 22,640,519